COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

(15)  COMMITMENTS AND CONTINGENCIES

Lease commitments

The Group entered into non-cancelable operating leases, primarily for office space, for initial terms of three to five years.

Minimum rent payments under operating leases are recognized on a straight-line basis over the term of the lease, including any periods of free rent.

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2012 are:

Minimum
Lease Amount
RMB
Year ended:
March 31, 2013	6,081,036
March 31, 2014	3,935,597
March 31, 2015	226,511
March 31, 2016	—
March 31, 2017	—
10,243,144

Rental expense for operating leases (except leases with a term of one month or less that are not renewed) for the years ended March 31, 2010, 2011 and 2012 were RMB 5,485,788, RMB 5,446,033 and RMB 5,159,138 respectively.